Other Receivables (Details) - USD ($)	1 Months Ended	9 Months Ended
	Aug. 23, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Advance to third party		$ 7,710	$ 7,663	$ 7,167
Advance to employees		9,102	11,011
Advance to suppliers		2,773	4,791
Other receivables		862,250	12,222	22,449
Social insurance receivable		4,607	4,579
Insurance receivable and prepayment		857,500
Total contracted research and development cost		1,000,000
Prepaid expense		$ 200,000
Project development service agreement, description	the Company entered a Market Research and Project Development Service Agreement with a consulting company in Xi’an for a service period of 12 months. The consulting company will perform the market research for new energy industry including photovoltaic and energy storage, develop potential new customers and due diligence check, assisting the Company for business cooperation negotiation and relevant agreements preparation. Total contract amount is $1,150,000, and the Company prepaid $650,000 at commencement of the service; the Company will pay $200,000 upon issuance of the research report, and pay the remaining of $300,000 upon completion all the services.
Social insurance			$ 4,579
Tax and maintenance cost receivable				$ 1,001,527